Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model

The following assumptions were used for the three and nine months ended September 30, 2011:

	Three Months Ended	Nine Months Ended
	September 30, 2011	September 30, 2011
Expected volatility	87%	86 - 87%
Expected term	10 years	6 - 10 years
Dividend yield	0%	0%
Risk-free interest rate	1.5%	1.5 - 2.0%
Stock price	$0.71	$0.69 - $0.72
Forfeiture rate	0.0%	0.0%

The following assumptions were used for the years ended December 31, 2011 and 2010:

	2011	2010
Expected Volatility	87%	73-87%
Expected Term	5-10 years	5-10 years
Dividend yield	0.0%	0.0%
Risk-free interest rate	1.5-2.0%	1.0-1.6%
Stock price	$0.69 - $0.72	$0.53 - $1.00
Forfeiture rate	0.0%	0.0%

Summary of Status of Options Issued And Changes in Options Outstanding

A summary of the status of the options issued under the Plan at September 30, 2012, and information with respect to the changes in options outstanding is as follows:

	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2012	51,601	6,628,555	$1.09
Options granted under the Plan	-	-
Options exercised	-	-
Options forfeited	849,689	(849,689)	$1.00
Balance at September 30, 2012	901,290	5,778,866	$1.11	$-

Exercisable at September 30, 2012		2,652,636	$1.23	$-

A summary of the status of the options issued under the Plan as of December 31, 2011, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2010	1,057,414	1,913,241	$1.71
Options granted under the Plan	(440,000)	440,000	$1.00
Options exercised	-	-	$-
Options forfeited	459,938	(459,938)	$2.72
Balance at January 1, 2011	1,077,352	1,893,303	$1.36
Shares authorized for issuance	4,009,345	-	-
Options granted under the Plan	(5,054,317)	5,054,317	$1.03
Restricted stock granted under the Plan	(250,000)	-	-
Options exercised	-	(49,844)	$-
Options forfeited	269,221	(269,221)	$1.53
Balance at December 31, 2011	51,601	6,628,555	$1.09	$-

Exercisable at December 31, 2011		1,991,804	$1.31	$-

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at September 30, 2012:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$1.00	5,388,133	8.0	$1.00	2,261,903	$1.00
$2.42	299,066	3.7	$2.42	299,066	$2.42
$3.00	91,667	1.5	$3.00	91,667	$3.00
Total	5,778,866	7.8	$1.11	2,652,636	$1.23

The following table summarizes information about stock options outstanding at December 31, 2011:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$1.00	6,237,822	8.8	$1.00	1,601,071	$1.00
$2.42	299,066	4.2	$2.42	299,066	$2.42
$3.00	91,667	2.3	$3.00	91,667	$3.00
Total	6,628,555	8.6	$1.09	1,991,804	$1.31

Stock-Based Compensation Costs

Stock-based compensation costs under the Plan for the three and nine months ended September 30, 2012 and 2011 and for the cumulative period from August 1, 2005 (inception) through September 30, 2012 are as follows:

	Three months ended September 30,		Nine months ended September 30,		Period from August 1, 2005 (inception)
	2012	2011	2012	2011	through September 30, 2012

Research and development	$84,957	$56,500	$197,771	$125,100	$1,601,548
General and administrative	96,600	141,688	345,383	308,730	1,890,010

Total	$181,557	$198,188	$543,154	$433,830	$3,491,558

Stock-based compensation costs for the years ended December 31, 2011 and 2010 and for the cumulative period from August 1, 2005 (inception) through December 31, 2011, are as follows:

	Year Ended December 31,		Period from August 1, 2005 (inception) through
	2011	2010	December 31, 2011
General and administrative	$449,652	$118,383	$1,544,627
Research and development	372,800	130,903	1,403,777
Total	$822,452	$249,286	$2,948,404